COMMON SHARES - Weighted Average Common Shares Outstanding (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Basic (in shares)	1,040	1,038	1,030
Diluted (in shares)	1,040	1,038	1,030